Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of income (loss) before income taxes and income taxes expense (benefit) included in the consolidated statements of operations
	Year ended December 31
	2021	2022	2023
	US$ thousands

Income (loss) before income taxes:
Israel	7,486	17,915	(30,101)
Foreign jurisdictions	5,419	4,475	2,799
	12,905	22,390	(27,302)

Current taxes:
Israel	1,281	1,765	201
Foreign jurisdictions	1,192	1,198	921
	2,473	2,963	1,122

Current tax (benefits) expenses relating
to prior years:
Israel	(10)	(215)	(10)
Foreign jurisdictions	(147)	158	(116)
	(157)	(57)	(126)

Deferred taxes:
Israel	174	1,114	(1,857)
Foreign jurisdictions	(126)	64	(28)
	48	1,178	(1,885)

Income tax expense (benefit)	2,364	4,084	(889)

Schedule of deferred tax assets and liabilities
	December 31	December 31
	2022	2023
	US$ thousands	US$ thousands

Deferred tax assets:
Accrued employee benefits	362	266
Research and development costs	1,380	1,065
Operating loss carryforwards	-	306
Share based compensation	391	338
Intangible assets	163	117
Operating lease liabilities	693	446
Goodwill*	-	382
Other	54	39
Total deferred tax assets	3,043	2,959

Deferred tax liabilities:
Intangible assets	(357)	(161)
Goodwill*	(1,511)	-
Operating leases right-of-use, net	(747)	(485)
Total deferred tax liabilities	(2,615)	(646)

Net deferred tax assets	428	2,313

In Israel	502	2,359
Foreign jurisdictions	(74)	(46)
Net deferred tax assets	428	2,313

Non-current deferred tax assets	502	2,359
Non-current deferred tax liabilities	(74)	(46)

* The recognized goodwill is deductible for income tax purposes for 10 years.

Schedule of reconciliation of the statutory tax expense to actual tax expense

	Year ended December 31
	2021	2022	2023
	US$ thousands

Income (loss) before income taxes	12,905	22,390	(27,302)
Statutory tax rate in Israel	23.0%	23.0%	23.0%
	2,968	5,150	(6,279)

Increase (decrease) in taxes resulting from:
Non-deductible operating expenses	395	566	4,308
Prior years adjustments	(157)	(57)	(126)
Tax effect due to "Preferred Enterprise" status	(577)	1,949	784
Statutory rate differential	(86)	168	221
Other	(179)	206	203

Income tax expense (benefit)	2,364	4,084	(889)